Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2024	December 31, 2025
Lubricants	1,196,444	1,097,659
Bunkers	900,639	210,072
Total	2,097,083	1,307,731